STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                                  ANNUAL REPORT
                                  JUNE 30, 1999



Stratus Fund, Inc.

Dear Fellow Shareholders:

The economy continues to perform at a very high level with above average growth and low inflation. Gross Domestic Product has recorded above average growth with considerable variability from quarter to quarter. 1999's first quarter GDP rose at a 4.3% pace while second quarter growth slowed to 2.3%. Responsible for the slowing has been the draw down of inventories built during the first quarter. Consumer fundamentals remain very strong and the industrial side of the economy is doing better. International economies are showing signs of bottoming out particularly those that were hurt by the Asian contagion. Domestic economic growth could be around the 3% level in the second half of 1999. Planning and fears regarding Y2K could affect economic growth short term.

The positive economic climate has helped the stock market to perform favorably through the first half of 1999. Big cap stocks performed better during the first quarter, while leadership broadened during the second quarter with value stocks, and small cap stocks doing significantly better. International stocks saw mixed performance. In contrast to last year, Europe lagged while Asia bounced back from the effects of the Asian contagion.

During the second quarter, the Dow Jones Industrial Index established a series of new highs as money continued to pour into equity mutual funds. The high for the first half of 1999 came on May 13th when the DJIA closed at 11,107. This index stood at 10,970 on June 30, 1999.

The two bond funds, managed by Stratus, performed in line with other bond funds with the same investment objective as higher interest rates reduced returns. The Stratus Government Securities Portfolio achieved a total rate of return of 1.4% this past fiscal year, while the Stratus Intermediate Government Bond Portfolio appreciated 4.0%. For comparison purposes, the Merrill Lynch U. S. Treasury Intermediate Term Index returned 2.4% during the recently completed fiscal year.

The strategy employed by the Intermediate Government Bond Portfolio is to buy only U. S. Government Obligations or money market instruments that invest exclusively in U. S. Treasury Obligations. As a normal operating practice, the Intermediate Government Bond Portfolio invests in a 1-5 year ladder of maturities.

The strategy for the Government Securities Portfolio is essentially the same regarding the use of high quality government securities. It differs in that bonds as long as ten years may be used and the average maturity will generally be greater. Corporate bonds of trust quality may also be used. Emphasis will be on a total return as opposed to income generation and the average maturity will vary with existing and anticipated interest rates.

The Stratus Growth fund completed a successful fiscal year which also ended June 30, 1999. With investors favoring large cap stocks most of the year, the Stratus Growth Portfolio provided a total return of 16.3% for the fiscal year. The strategy employed in this fund is to invest primarily in large capitalization stocks with an emphasis on growth companies. The over weighting in technology helped performance considerably as technology stocks were in favor most of the year. Although the Growth fund did not match the performance of the S & P Index, it did better than the majority of funds in its category. In the Wall Street Journal's Mutual Funds Report for the second quarter of 1999, the Stratus Growth fund earned an A ranking for one year performance versus comparable funds. Even more importantly an A ranking for 3 years and 5 years was earned for the Stratus Growth Portfolio.

The Capital Appreciation Portfolio, which invests primarily in smaller capitalization stocks, returned (8.8%) for the year ended June 30, 1999. From July 1998 to March 1999, smaller stocks continued their relative underperformance as the market remained concentrated on the stocks of larger companies for much of the fiscal year. In the second quarter of 1999, the market did begin to broaden its focus to include many secondary issues which would generally prove beneficial for smaller companies and the Portfolio. Fund performance relative to the Russell 2000, up 1.4% for the year, was also impacted by the Fund's substantial underweighting in speculative Internet stocks, which fueled much of the Russell's rise in the first half of 1999. The return on the S&P Small Cap Index was -2.3% for the same time period.

The Stratus International Portfolio, launched October, 1996, ran into head winds caused by the problems in Asia. During the past year, it has posted gains of 1.4%. The stabilization of the world economy leaves us more optimistic regarding better returns going forward. This fund is being sub-advised by Murray Johnstone International head quartered in Glasgow, Scotland.

We value highly your continued relationship with the Stratus Family of Mutual Funds and the confidence placed in us. We would welcome any questions or comments you may have.

July 30, 1999
                                       2

GROWTH INSTITUTIONAL PORTFOLIO

[GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GROWTH INSTITUTIONAL PORTFOLIO AND THE S&P 500 INDEX

AVG. ANNUAL RETURN                                  06/30/99 VALUE
-----------------                      ---------------------------
1 YEAR      16.34%                     GROWTH INSTITUTIONAL $27,840.61
5 YEAR      22.72%                     S&P 500              $33,712.99
INCEPTION   19.57%


--------------------------------------------------------------------------------

GROWTH RETAIL PORTFOLIO

 GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  GROWTH RETAIL PORTFOLIO AND THE S&P 500 INDEX

   RETURN *                                     06/30/99 VALUE
-----------------                      ---------------------------
1 YEAR      16.09%                     GROWTH  RETAIL       $12,959.11
5 YEAR                                 S&P 500              $14,467.74
INCEPTION   22.96%


--------------------------------------------------------------------------------


Results for the Retail Shares reflect  payment of a maximum sales charge of 4.5%
 on the $10,000  investment with dividends and capital gains reinvested.
Average  annual  return does not include  payment of a sales  charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Growth Portfolio Institutional Shares for the period October 8, 1993 (inception)
 through June 30, 1999
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 1999

GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

AVG. ANNUAL RETURN                                  06/30/99 VALUE
------------------            -------------------------------------
1 YEAR      4.32%            GOVERNMENT SECURITIES INSTITUTIONAL  $12,954.76
5 YEAR      6.05%            MERRILL LYNCH U.S. TREASURY
INCEPTION   4.62%            INTER-TERM BOND                      $13,299.82


--------------------------------------------------------------------------------

GOVERNMENT SECURITIES RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 GOVERNMENT SECURITIES RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

   RETURN *                                 06/30/99 VALUE
------------------            -------------------------------------
1 YEAR      3.96%            GOVERNMENT SECURITIES RETAIL           $10,243.81
5 YEAR                       MERRILL LYNCH U.S. TREASURY
INCEPTION   3.81%            INTER-TERM BOND                        $10,592.28



Results for the Retail  Shares  reflect  payment of a  maximum  sales  charge of
  3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Government Securities Portfolio Institutional Shares for the period
        October 8, 1993 (inception) through June 30, 1999.
Government Securities Portfolio Retail Shares for the period
        January 13, 1998 (inception) through June 30, 1999.

CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO AND THE RUSSELL 2000

AVG. ANNUAL RETURN                           06/30/99 VALUE
------------------                 ------------------------------------
1 YEAR      -8.79%
5 YEAR      12.16%              CAPITAL APPRECIATION INSTITUTIONAL  $15,889.71
INCEPTION    7.40%              RUSSELL 2000                        $22,811.68


--------------------------------------------------------------------------------
CAPITAL APPRECIATION RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION RETAIL PORTFOLIO AND THE RUSSELL 2000

 RETURN *                                     06/30/99 VALUE
------------------                 ------------------------------------
1 YEAR      -9.07%
5 YEAR                          CAPITAL APPRECIATION RETAIL          $9,459.85
INCEPTION    -.64%              RUSSELL 2000                        $10,679.77



Results for Retail  Shares  reflect  payment of a maximum sales charge of 4.5%
  on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Capital Appreciation Portfolio Institutional Shares for the period
        January 4, 1993 (inception) through June 30, 1999.
Capital Appreciation Portfolio Retail Shares for the period
        January 7, 1998 (inception) through June 30, 1999.

INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


AVG. ANNUAL RETURN                            06/30/99 VALUE
------------------            ------------------------------------------
1 YEAR       3.96%            INTERMEDIATE GOVERNMENT BOND INSTIT.   $15,785.38
5 YEAR       5.55%             MERRILL LYNCH U.S. TREASURY
INCEPTION    5.77%            INTER-TERM BOND                        $17,075.10

--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


 RETURN  *                              06/30/99 VALUE
------------------            ------------------------------------------
1 YEAR       3.73%            INTERMEDIATE GOVERNMENT BOND RETAIL    $10,232.07
5 YEAR                        MERRILL LYNCH U.S. TREASURY
INCEPTION    3.83%            INTER-TERM BOND                        $10,592.28


Results for Retail Shares  reflect  payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Intermediate Government Bond Portfolio Institutional Shares for the period
        May 15, 1991 (inception) through June 30, 1999.
Intermediate Government Bond Portfolio Retail Shares for the period
        January 27, 1998 (inception) through June 30, 1999.

INTERNATIONAL INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL INSTITUTIONAL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


AVG. ANNUAL RETURN                        06/30/99 VALUE
------------------            ------------------------------------------
1 YEAR        1.40%           INTERNATIONAL INSTITUTIONAL PORTFOLIO $12,239.59
5 YEAR                        MORGAN STANLEY INTERNATIONAL          $12,449.63
INCEPTION     7.64%


--------------------------------------------------------------------------------
INTERNATIONAL RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL RETAIL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


    RETURN*                             06/30/99 VALUE
------------------            ------------------------------------------
1 YEAR        1.07%           INTERNATIONAL RETAIL PORTFOLIO        $10,992.70
5 YEAR                        MORGAN STANLEY INTERNATIONAL          $12,273.53
INCEPTION    10.00%


Results for Retail  Shares  reflect  payment of a maximum sales charge of 4.5%
  on the $10,000  investment  with  dividends  and capital gains  reinvested.
Average annual  return  does  not  include   payment  of  a  sales  charge  and
assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future  performance.
International  Portfolio  Institutional  Shares for the period  October  1, 1996
     (inception)  through  June  30,  1999.
International Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 1999.

                             INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Stratus Fund, Inc.


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Stratus Fund, Inc. (comprising, respectively, of the Growth, Government Securities, Capital Appreciation, Intermediate Government Bond, and International Portfolios) as of June 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 1995 for the Growth, Government Securities, Capital Appreciation, and Intermediate Government Bond Portfolios were audited by other auditors whose report, dated July 21, 1995, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Stratus Fund, Inc. as of June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Lincoln, Nebraska
July 23, 1999

                               STRATUS FUND, INC.
                             Schedule of Investments
                                 June 30, 1999

                                GROWTH PORTFOLIO

                                                     Percent
                                                      of Net           Market
Shares                 Common Stock - 95.64%          Assets            Value
------                 ---------------------          ------            -----

          Aerospace/Defense
          -------------------                          1.90%
20,000    Alliedsignal, Inc.                                       $1,260,000

          Building Materials/Construction              0.97%
          -------------------------------
10,000    Home Depot, Inc.                                            644,375

          Chemicals                                    2.95%
          ---------
20,000    Air Products & Chemicals Inc.                               805,000
25,000    Great Lakes Chemical Corp.                                1,151,562
                                                                    ---------
                                                                    1,956,562

          Computer Related                             9.42%
          ----------------
 7,000    America Online, Inc.*                                       773,500
14,000    Cisco Systems, Inc.*                                        903,000
20,000    International Business Machine Corp.                      2,585,000
22,000    Microsoft Corp.*                                          1,984,125
                                                                    ---------
                                                                    6,245,625

          Electronics                                  5.83%
          -----------
25,000    Intel Corp.                                               1,487,500
 9,200    Phillips Electric                                           928,050
10,000    Texas Instruments, Inc.                                   1,450,000
                                                                    ---------
                                                                    3,865,550

          Entertainment/Leisure                        2.56%
          ---------------------
35,000    Carnival Corp. Class A                                    1,697,500

          Financial Services                           8.21%
          ------------------
25,000    Bank of America Corp.                                     1,832,813
18,000    Finova Group, Inc.                                          947,250
14,000    Bank One Corp.                                              833,875
40,000    SLM Holding Corp.                                         1,832,500
                                                                    ---------
                                                                    5,446,438

                        STRATUS FUND, INC.
                Schedule of Investments (Continued)
                         GROWTH PORTFOLIO

                                                     Percent
                                                      of Net           Market
Shares                                                Assets            Value
-------                                              ---------        ---------
          Food/Beverage/Tobacco                        1.11%
          ---------------------
40,000    International Home Foods, Inc.*                            $737,500

          Industrial Services                          1.97%
          -------------------
30,000    Ecolab, Inc.                                              1,308,750

          Insurance                                    5.81%
          ---------
22,000    American General Corp.                                    1,658,250
25,000    Allstate Corp.                                              896,875
20,000    MBIA, Inc.                                                1,295,000
                                                                    ---------
                                                                    3,850,125

          Machine/Tools                                1.06%
          -------------
20,000    Dover Corp.                                                 700,000

          Manufacturing                                4.02%
          -------------
11,000    General Electric Co.                                      1,243,000
15,000    Tyco International Ltd.                                   1,421,250
                                                                    ---------
                                                                    2,664,250

          Medical Supplies/Service                     4.74%
          ------------------------
21,000    Baxter International, Inc.                                1,273,125
18,000    Cardinal Health, Inc.                                     1,154,250
 9,000    Visx, Inc.*                                                 712,687
                                                                      -------
                                                                    3,140,062

          Metals/Mining                                1.87%
          -------------
20,000    Alcoa, Inc.                                               1,237,500

          Oil Company- Integrated                      4.10%
          -----------------------
15,000    Mobil Corp.                                               1,485,000
16,000    Exxon Corp.                                               1,234,000
                                                                    ---------
                                                                    2,719,000

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                                GROWTH PORTFOLIO

                                                     Percent
                                                      of Net           Market
Shares                                                Assets            Value
-------                                              ---------        ---------
          Office/Business                              3.18%
          ---------------
19,000    Pitney-Bowes, Inc.                                       $1,220,750
15,000    Xerox Corp.                                                 885,938
                                                                      -------
                                                                    2,106,688

          Pharmaceutical/Medical                       6.52%
          ----------------------
20,000    Bristol-Myers Squibb, Co.                                 1,408,750
20,000    Eli Lilly, Co.                                            1,432,500
20,000    Merck & Company, Inc.                                     1,480,000
                                                                    ---------
                                                                    4,321,250

          Publishing/Printing                          2.48%
          -------------------
23,000    Gannett Co., Inc.                                         1,641,625

          Retail Store/Apparel                         8.19%
          --------------------
17,000    Ross Stores, Inc.                                           856,375
11,000    Circuit City Stores-Circuit City Group                    1,023,000
16,000    Costco Companies, Inc.*                                   1,281,000
30,000    CVS Corp.                                                 1,533,750
10,000    Tommy Hilfiger Corp.*                                       735,000
                                                                      -------
                                                                    5,429,125

          Telecommunications                           6.95%
          ------------------
14,000    Nortel Networks Corp.                                     1,215,375
20,000    Qwest Communications International, Inc.*                   661,250
 6,000    Vodaphone Airtouch PLC                                    1,182,000
18,000    MCI Worldcom, Inc.*                                       1,552,500
                                                                    ---------
                                                                    4,611,125

          Telecommunications Equipment                 5.06%
          ----------------------------
21,000    Nokia Corp.                                               1,922,813
10,000    Qualcomm, Inc.                                            1,435,000
                                                                    ---------
                                                                    3,357,813

                        STRATUS FUND, INC.
                Schedule of Investments (Continued)
                         GROWTH PORTFOLIO

                                                    Percent
                                                     of Net           Market
Shares                                               Assets            Value
-------                                            ---------        ---------
          Transportation                              4.65%
          --------------
15,000    Delta Air Lines Inc.                                      $864,375
18,000    FDX Corp.*                                                 976,500
40,000    Southwest Airlines Co.                                   1,245,000
                                                                   ---------
                                                                   3,085,875

          Utilities-Electric                          2.09%
          ------------------
40,000    MidAmerican Energy Holdings Co.*                         1,385,000
                                                                   ---------


          Total investment in securities
           (cost $48,138,385)                         95.64%      $63,411,738
          Cash equivalents                             6.08%        4,032,736
          Other assets, less liabilities              (1.72%)      (1,140,543)
                                                      -------      -----------
          TOTAL NET ASSETS                           100.00%      $66,303,931
                                                     =======      ===========

* Indicates non-income producing security.

                                  STRATUS FUND, INC.
                             Schedule of Investments
                                 June 30, 1999

                         GOVERNMENT SECURITIES PORTFOLIO

                                                            Percent
                                                             of Net     Market
  Principal                                                  Assets      Value
     Amount     U.S. Government Securities
------------    ----------------------------                -------     --------
                                                             89.30%
 $2,000,000     Federal Home Loan Bond 6.06% due 10/15/02             $1,989,996
  2,000,000     Federal Home Loan Bond 5.80% due 8/24/01               1,992,112
  1,000,000     Federal National Mtg. Assn. 6.20%  due 6/6/00          1,006,140
  2,000,000     Federal National Mtg. Assn. 6.35%  due 6/10/05         2,009,000
  1,000,000     Federal National Mtg. Assn. 5.10%  due 11/29/00          992,263
  3,000,000     U.S. Treasury Note 6.50% due 5/31/01                   3,051,094
  2,000,000     U.S. Treasury Bond 6.625% due 3/31/02                  2,049,062
  1,200,000     U.S. Treasury Bond 6.375% due 7/15/99                  1,200,937
  3,000,000     U.S. Treasury Bond 6.375% due 1/15/00                  3,019,219
  3,000,000     U.S. Treasury Bond 5.75% due 8/15/03                   3,000,469
  1,000,000     U.S. Treasury Bond 7.75% due 11/30/99                  1,011,250
  3,000,000     U.S. Treasury Bond 5.75% due 10/31/00                  3,011,719
  2,000,000     U.S. Treasury Bond 5.50% due 12/31/00                  2,000,625
                                                                       ---------
                                                                      26,333,886

                Corporate Bonds                             8.46%
                ---------------
  1,500,000     Wachovia 6.70% due 6/21/04                             1,510,077
  1,000,000     Xerox Europe 5.75% due 5/15/02                           983,689
                                                                         -------
                                                                       2,493,766

                Total investment in securities
                 (cost $28,632,520)                        97.76%    $28,827,652
                Cash equivalents                           0.72%         210,004
                Other assets, less liabilities             1.52%         450,850
                                                           -----         -------
                TOTAL NET ASSETS                         100.00%     $29,488,506
                                                         =======     ===========

                               STRATUS FUND, INC.
                             Schedule of Investments
                                 June 30, 1999

                        CAPITAL APPRECIATION PORTFOLIO

                                                      Percent
                                                       of Net          Market
Shares                COMMON STOCK - 95.82%            Assets           Value
------                ---------------------            ------           -----

          Aerospace/Defense                             1.38%
          -----------------
 4,000    Primex Technologies, Inc.                                   $86,250

          Airlines                                      1.28%
          --------
 3,200    SkyWest, Inc.                                                79,800

          Building Residential/Commercial               1.45%
          -------------------------------
 2,400    Lone Star Industries, Inc.                                   90,150

          Commercial Services                           2.86%
          -------------------
11,000    Mail-Well, Inc.*                                            178,063

          Computer Related                             24.95%
          ----------------
 2,000    Autobytel.com, Inc.*                                         44,000
 3,500    Affiliated Computer, Inc.*                                  177,188
 9,000    Ciber, Inc.*                                                172,125
10,000    Dianon Systems, Inc.*                                       108,750
 5,000    Keane, Inc.*                                                113,125
 2,600    Micros Systems, Inc.*                                        88,400
 2,000    Mercury Interactive Corp.*                                   70,750
 3,000    Pomeroy Computer Resources*                                  41,813
 1,500    PSINet, Inc.*                                                65,625
 3,500    Sterling Software*                                           93,406
10,300    Symantec Corp.*                                             262,650
 5,000    Transaction Systems*                                        195,000
 4,000    Veritas DGC, Inc.*                                           73,250
 3,000    Wind River Systems, Inc.*                                    48,187
                                                                       ------
                                                                    1,554,269

          Cosmetics/Personal Care                       1.36%
          -----------------------
 6,000    Orthodontic Centers of America, Inc.*                        84,750

                              STRATUS FUND, INC.
                     Schedule of Investments (Continued)
                        CAPITAL APPRECIATION PORTFOLIO

                                                    Percent
                                                     of Net          Market
Shares                                               Assets           Value
------                                              -------          -------
          Electrical Equipment                        3.54%
          --------------------
 7,200    C & D Tech, Inc.                                         $220,500

          Electronics                                 2.90%
          -----------
 3,500    Technitrol, Inc.                                          112,875
 4,000    Varian Semiconductor                                       68,000
                                                                     ------
                                                                    180,875

          Educational Services                        2.62%
          --------------------
 6,000    Sylvan Learning Systems*                                  163,125

          Entertainment/Leisure                       2.02%
          ---------------------
 8,000    Vistana, Inc.*                                            126,000

          Financial Services                          3.06%
          ------------------
 2,000    Cullen/Frost Bankers, Inc.*                                55,125
 3,800    Oriental Financial Group                                   91,675
   500    SEI Investments, Co.                                       44,125
                                                                     ------
                                                                    190,925

          Food/Berverage/Tobacco                      3.08%
          ----------------------
 4,500    U.S. Foodservice*                                         191,812

          Food Processing                             2.22%
          ---------------
 4,600    Pilgrims Pride Corp.                                      138,000

          Household Products/Wares                    3.08%
          ------------------------
 2,250    Ethan Allen Interiors, Inc.                                84,937
 6,500    Shaw Industries, Inc.*                                    107,250
                                                                    -------
                                                                    192,187

          Human Resources                             1.32%
          ---------------
 4,000    Interim Services*                                          82,500

                              STRATUS FUND, INC.
                     Schedule of Investments (Continued)
                        CAPITAL APPRECIATION PORTFOLIO

                                                      Percent
                                                       of Net          Market
Shares                                                 Assets           Value
------                                                -------          -------
          Insurance                                     3.02%
          ---------
 4,600    First American Finance Corp.                                $82,225
 5,600    Fremont General Corp.                                       105,700
                                                                      -------
                                                                      187,925

          Manufacturing                                 4.86%
          -------------
 4,000    Kaydon Corp.                                                134,500
 3,000    USG Corp.                                                   168,000
                                                                      -------
                                                                      302,500

          Medical Supplies/Services                     2.88%
          -------------------------
 3,500    Biomatrix, Inc.*                                             75,688
 4,000    Renal Care Group, Inc.*                                     103,500
                                                                      -------
                                                                      179,188

          Oil Refining & Marketing                      1.28%
          ------------------------
 5,000    Tesoro Petroleum Corp.*                                      79,687

          Pharmaceutical/Medical                        7.54%
          ----------------------
 2,700    Advance Paradigm, Inc.*                                     164,700
 2,000    IDEC Pharmaceuticals Corp.*                                 154,125
 2,000    Jones Pharma, Inc.                                           78,750
 2,000    Millennium Pharmaceuticals, Inc. *                           72,000
                                                                       ------
                                                                      469,575

          Publishing/Printing                           2.00%
          -------------------
 3,900    Big Flower Holdings, Inc.*                                  124,313

          Real Estate                                   1.60%
          -----------
 4,000    CB Richard Ellis Services, Inc.*                             99,500

          Retail/Apparel                                3.98%
          --------------
 6,200    Zale Corp.*                                                 248,000

                              STRATUS FUND, INC.
                     Schedule of Investments (Continued)
                        CAPITAL APPRECIATION PORTFOLIO

                                                      Percent
                                                       of Net          Market
Shares                                                 Assets           Value
-------                                                --------       --------
          Retail Store                                  3.86%
          ------------
 8,000    BJ's Wholesale Club*                                       $240,500

          Retirement/Aged Care                          2.46%
          --------------------
 4,400    Sunrise Assisted Living*                                    153,450

          Utilities-Electric                            5.22%
          ------------------
 6,000    MidAmerican Energy Holdings Co.*                            207,750
 4,500    Empire District Electric Co.                                117,281
                                                                      -------
                                                                      325,031

          Total investment in securities
            (cost $5,340,449)                          95.82%      $5,968,875
          Cash equivalents                              4.17%         259,830
          Other assets, less liabilities                0.01%             893
                                                        -----      ----------
          TOTAL NET ASSETS                            100.00%      $6,229,598
                                                      =======      ==========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 June 30, 1999


                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                             Percent
   Principal                                                  of Net     Market
      Amount   Government Agency Bonds                        Assets      Value
------------- --------------------------                    ---------   --------
    $500,000   U.S. Treasury Bond 6.25% due 1/31/02           92.38%   $507,500
     400,000   U.S. Treasury Bond 6.625% due 4/30/02                    410,250
     400,000   U.S. Treasury Bond 6.375% due 1/15/00                    402,563
     500,000   U.S. Treasury Bond 7.125% due 2/29/00                    506,406
     500,000   U.S. Treasury Bond 6.125% due 7/31/00                    503,672
     500,000   U.S. Treasury Bond 6.25% due 10/31/01                    507,109
                                                                        -------
                                                                      2,837,500

               Total investment in securities
                    (cost $2,803,025)                         92.38%  $2,837,500
               Cash equivalents                                5.81%     178,445
               Other assets, less liabilities                  1.81%      55,531
                                                               -----      ------
               TOTAL NET ASSETS                              100.00%  $3,071,476
                                                             =======  ==========

                               STRATUS FUND, INC.
                             Schedule of Investments
                                 June 30, 1999

                             INTERNATIONAL PORTFOLIO

                                                      Percent
                                                       of Net          Market
Shares               Common Stock - 101.27%            Assets           Value
------               ----------------------            ------           -----

         Auto/Truck/Parts                               8.74%
         ----------------
   950   Bridgestone Corp. ADR                                       $287,269
 4,300   Hino Motors Ltd. ADR*                                        202,502
 5,700   PSA Peugeot Citroen ADR                                      224,842
21,500   Volkswagon Ag ADR                                            277,464
                                                                      -------
                                                                      992,077

         Building Materials/Construction                0.84%
         -------------------------------
 3,000   Lafarge SA ADR                                                94,988

         Chemicals                                      1.22%
         ---------
 3,900   Quimica Minera Chili SA ADR                                  137,962

         Comercial Services                             2.38%
         ------------------
 1,300   Secom Limited ADR                                            270,663

         Computer Related                               3.40%
         ----------------
 1,000   Equant NV*                                                    94,125
 2,900   Fujitsu Limited ADR                                          291,710
                                                                      -------
                                                                      385,835

         Diversified Operations                         8.60%
         ----------------------
 7,919   Barlow Ltd. ADR                                               45,669
15,600   Vivendi Sp ADR                                               252,739
20,800   Kawasaki Industries Ltd. ADR                                 225,466
 8,800   Orkla ASA-ADR                                                136,937
 3,000   Telecom Italia ADR                                           315,563
                                                                      -------
                                                                      976,374

         Electronics                                    1.92%
         -----------
 1,100   Matsushita Electric Industry Co., Ltd. ADR                   218,144

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                             INTERNATIONAL PORTFOLIO

                                                      Percent
                                                       of Net          Market
Shares                                                 Assets           Value
------                                               -----------     ----------
         Financial Services                            21.22%
         ------------------
 6,000   Allied Irish Banks ADR                                     $163,500
 2,500   Barclays Plc ADR                                            298,750
10,485   Banco Frances Del Rio De La Plata S.A. ADR                  199,215
 4,000   Banque National Paris ADR                                   333,306
 3,900   Dresdner Bank ADR                                           151,627
 2,800   Deutsche Bank ADR                                           167,015
 8,000   Istituto Bancario San Paolo-IMI ADR*                        220,000
 3,050   National Australia Bank Ltd. ADR                            256,200
   700   National Westminster Bank                                    90,956
 7,000   Societe Generale ADR                                        246,741
 1,500   Sumitomo Bank ADR                                           186,019
 4,000   Uniao De Bancos S.A.                                         96,250
                                                                      ------
                                                                   2,409,579

         Food/Beverage/Tobacco                         2.58%
         ---------------------
11,000   Cadbury Schweppes ADR                                       292,875

         Holding Company                               0.98%
         ---------------
12,805   South Africa Brewing ADR                                    111,195

         Index Series                                  1.60%
         ------------
 4,600   Webs-Italy Index Series                                     112,988
 8,000   Webs-Singapore Index Series                                  69,000
                                                                      ------
                                                                     181,988

         Insurance                                     2.73%
         ---------
 3,596   Allied Zurich Plc ADR                                        89,843
 2,024   Aegon N.V. ADR                                              149,776
 5,500   Liberty Life Association of Africa ADR                       70,456
                                                                      ------
                                                                     310,075

         Machinery/Equipment                           1.32%
         -------------------
 1,000   Mannesmann Ag Spon ADR                                      149,534

         Manufacturing                                 1.85%
         -------------
14,200   Olympus Opitcal ADR                                         209,886

                               STRATUS FUND, INC.
                       Schedule of Investments (Continued)
                             INTERNATIONAL PORTFOLIO

                                                      Percent
                                                      of Net          Market
Shares                                                Assets           Value
------                                               -----------     ----------
         Medical Supplies/Services                     3.90%
         -------------------------
   700   Banyu Pharmacuetical Ltd. ADR                              $231,336
 1,000   Roche Holdings Ltd. ADR*                                    102,792
 1,650   Smithkline Beecham ADR                                      109,003
                                                                     -------
                                                                     443,131

         Oil-Field Services                            1.00%
         ------------------
 7,600   Petroleum Geo Services ADR*                                 113,050

         Oil Exploration/Production                    1.13%
         --------------------------
 2,000   Total SA Sponsor ADR                                        128,875

         Oil/Gas Drilling                              2.37%
         ----------------
 1,000   Eni Spa ADR                                                  60,000
 4,500   Shell Transport & Trading Company ADR                       208,687
                                                                     -------
                                                                     268,687
         Oil Company-Integrated                        1.61%
         ----------------------
11,900   Petrolio Brasileiro ADR                                     183,237

         Pharmaceutical/Medical                        2.96%
         ----------------------
 4,600   Novartis AG ADR                                             335,844

         Publishing/Printing                           5.69%
         -------------------
10,200   Elsevier NV Spon ADR                                        240,975
10,145   Vnu-Verenigde Nederlandse ADR                               405,410
                                                                     -------
                                                                     646,385

         Real Estate                                   3.16%
         -----------
20,800   City Developments Ltd. ADR                                  133,172
25,400   Chueng Kong Holdings Ltd. ADR                               225,890
                                                                     -------
                                                                     359,062

         Recreation                                    1.78%
         ----------
25,500   Hilton Group Plc ADR                                        202,383

         Retail Store
12,884   Cifra SA ADR                                  5.60%         247,106
 3,300   Ito-Yokado Co., Ltd. ADR                                    223,988
 5,000   Mauri Co. Ltd. ADR*                                         165,240
                                                                     -------
                                                                     636,334

                         STRATUS FUND, INC.
                 Schedule of Investments (Continued)
                       INTERNATIONAL PORTFOLIO

                                                     Percent
                                                      of Net          Market
Shares                                                Assets           Value
------                                               -----------     ----------
         Telecommunications                            9.48%
         ------------------
 1,400   British Tele Plc ADR                                       $239,750
 5,900   Cia de Telecommunications de Chile Sa ADR                   146,025
 4,600   Nippon Telegraph & Telephone ADR                            288,075
 3,600   Telecom Corporation of New Zealand                          125,775
 2,000   Portugal Telecom sa ADR                                      82,375
 3,000   Swisscom Spon ADR                                           115,125
   400   Vodaphone Airtouch PLC                                       78,800
                                                                      ------
                                                                   1,075,925

         Utlities-Electric                             1.82%
         -----------------
 5,900   Scottishpower Plc ADR                                       206,500

         Utlities/Telecommunications                   1.39%
         ---------------------------
 1,073   Telefonica de Espana ADR                                    157,865
                                                                     -------

         Total investment in securities
           (cost $10,639,134)                         101.27%     $11,498,453
         Cash equivalents                               2.23%         252,931
         Other assets, less liabilities                (3.50%)       (396,622)
                                                       -------       ---------
         TOTAL NET ASSETS                             100.00%     $11,354,762
                                                      =======     ===========

* Indicates non-income producing security.


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                 June 30, 1999



                                                                                Government       Capital
                                                                    Growth      Securities    Appreciation
Assets:                                                           Portfolio     Portfolio       Portfolio
                                                                 ------------- ------------- ----------------

   Investments in securities, at market value
     (cost $48,138,385, $28,632,520 and $5,340,449)               $63,411,738   $28,827,652       $5,968,875
    Cash equivalents                                                4,032,736       210,004          259,830
    Accrued interest and dividends receivable                          86,502       423,601            3,539
    Receivable for securities sold                                  1,128,685                -        43,595
    Receivable for fund shares sold                                   17,781        55,048           27,109
                                                                      -------       -------          ------
        Total assets                                              68,677,442    29,516,305        6,302,948
                                                                  ===========   ===========       =========

Liabilities:
    Accrued expenses, including investment
      management and distribution expense payable to
      adviser, administrator and distributor (note 3)                  63,836        25,192           11,355
    Payable for securities purchased                                  235,875                -        59,061
    Commissions payable for fund shares sold                              104                -             6
    Payable for fund shares redeemed                               2,073,696         2,607            2,928
                                                                   ----------        ------           -----
        Total liabilities                                          2,373,511        27,799           73,350
                                                                   ----------       -------          ------
Net assets applicable to outstanding capital stock               $66,303,931   $29,488,506       $6,229,598
                                                                 ============  ============      ==========

Net assets are represented by:
    Capital stock outstanding, at par (note 5)                         $3,398        $3,012             $476
    Additional paid-in capital                                     43,461,463    29,724,995        6,496,572
    Accumulated undistributed net investment income (loss)                185           269          (34,432)
    Accumulated net realized gain/(loss) on investments             7,565,532      (434,902)        (861,444)
    Unrealized appreciation (note 4)                              15,273,353       195,132          628,426
                                                                  -----------      --------         -------
        Total net assets applicable to shares outstanding        $66,303,931   $29,488,506       $6,229,598
                                                                 ============  ============      ==========

Shares outstanding and net asset value per share
    Institutional Shares of Capital Stock Outstanding               3,331,458     2,995,214          457,708
    Net Asset Value and offering price per
      share - Institutional Shares                                     $19.51         $9.79           $13.08
                                                                       ======         =====           ======
    Retail Shares of Capital Stock Outstanding                         66,265        17,110           18,708
    Net Asset Value per share - Retail Shares                          $19.51         $9.79           $13.04
    Maximum sales charge (note 3)                                        0.92          0.30             0.61
                                                                         ----          ----             ----
    Maximum offering price to public                                   $20.43        $10.09           $13.65
                                                                       ======        ======           ======

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                 June 30, 1999


                                                           Intermediate
                                                            Government
                                                               Bond      International
Assets:                                                     Portfolio      Portfolio
                                                           ------------- --------------
   Investments in securities, at market value
    (cost $2,803,025 and $10,639,134 respectively)           $2,837,500    $11,498,453
   Cash equivalents                                             178,445        252,931
   Accrued interest and dividends receivable                     59,713         33,160
   Receivable for fund shares sold                                 -             1,373
                                                            -----------    -----------
       Total assets                                          $3,075,658    $11,785,917
                                                            ===========    ===========

Liabilities:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor (note 3)              4,182         15,475
   Payable for commissions on shares sold                           -               25
   Payable for fund shares redeemed                                 -          415,655
                                                                 ------        -------
       Total liabilities                                          4,182        431,155
                                                                 ------        -------
Net assets applicable to outstanding capital stock           $3,071,476    $11,354,762
                                                            ===========    ===========

Net assets are represented by:
   Capital stock outstanding, at par (note 5)                      $293           $977
   Additional paid-in capital                                 3,152,357     10,011,481
   Accumulated undistributed net investment income                   23            152
   Accumulated net realized gain/(loss) on investments         (115,672)       482,833
   Unrealized appreciation (note 4)                              34,475        859,319
                                                                -------        -------
       Total net assets applicable to shares outstanding     $3,071,476    $11,354,762
                                                            ===========    ===========

Shares outstanding and net asset value per share
   Institutional Shares of Capital Stock Outstanding            291,243        962,434
   Net Asset Value per share - Institutional Shares              $10.50         $11.62
                                                                 ======         ======
   Retail Shares of Capital Stock Outstanding                     1,277         14,841
   Net Asset Value per share - Retail Shares                     $10.50         $11.62
   Maximum sales charge (note 3)                                   0.33           0.55
                                                                   ----           ----
   Maximum offering price to public                              $10.83         $12.17
                                                                 ======         ======


See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             Statement of Operations
                            Year Ended June 30, 1999


                                                                            Intermediate
                                                    Government  Capital     Government
                                         Growth     Securities Appreciation   Bond     International
                                        Portfolio   Portfolio  Portfolio    Portfolio  Portfolio
                                       ------------ ---------- -----------  ---------- -----------
Investment income:
   Dividends                              $651,645  $     -       $25,186   $    -       $201,506
   Interest                                200,263  1,780,176      18,716     212,144      13,508
                                          -------- ----------     -------    --------    -------
        Total investment income            851,908  1,780,176      43,902     212,144     215,014
                                          -------- ----------     -------    --------    --------

Expenses (note 3):
   Investment advisory fees                467,752    150,186      39,016      23,320     122,831
   Administration Fees                     155,739     75,276      17,467       8,994      26,690
   Distribution Expenses - Retail Class      3,079        507         734          80         464
   Accounting                                7,686      6,381       4,219       4,838       5,373
   Custodial fees                              -          -        11,886       3,807         -
   Securities Pricing                        5,079        -         4,361         -         7,037
   Other operating expenses                 20,622      8,365         898         645         978
                                           -------     ------        ----        ----      ------
       Total expenses                      659,957    240,715      78,581      41,684     163,372
                                          --------   --------     -------     -------     -------
        Net investment income (loss)       191,951  1,539,461     (34,679)    170,460      51,642
                                          ========  ==========    ========   ========      ======

Realized and unrealized gain (loss) on
   investments (note 4):
   Net realized gain (loss)              7,852,458      4,501    (860,212)        205     689,531
   Net unrealized appreciation
      (depreciation)
        Beginning of period             14,247,166    436,489     714,191      54,272   1,542,266
        End of period                   15,273,353    195,132     628,426      34,475     859,319
                                       -----------   --------    --------     -------    -------
          Net unrealized appreciation
            (depreciation)               1,026,187   (241,357)    (85,765)    (19,797)   (682,947)
                                         ---------   ---------    --------    --------   ---------
          Net realized and unrealized
          gain (loss)
            on investments               8,878,645   (236,856)   (945,977)    (19,592)      6,584
                                        ----------  ---------   ---------    --------      -----

Net increase (decrease) in net assets
   resulting from operations            $9,070,596 $1,302,605   ($980,656)   $150,868     $58,226
                                       =========== ==========  ==========    ========     =======

   See accompanying notes to financial statements.


                                    STRATUS FUND, INC.
                            Statement of Changes in Net Assets
                            Years Ended June 30, 1999 and 1998

                                                                          Government
                                                Growth                    Securities
                                              Portfolio                    Portfolio
                                     ---------------------------  --------------------------
                                     Year Ended    Year Ended      Year Ended    Year Ended
                                    June 30, 1999 June 30, 1998  June 30, 1999  June 30, 1998
                                     ------------- ------------ -------------- --------------

Operations:
   Net investment income                $191,951       $355,054    $1,539,461    $1,459,915
   Net realized gain on investments    7,852,458      8,100,736         4,501         3,634
   Unrealized appreciation
     (depreciatioN)                    1,026,187      2,638,991      (241,357)      453,367
                                     ------------  -------------  ------------  ------------
        Net increase in net assets
          resting from operations      9,070,596     11,094,781     1,302,605     1,916,916
                                     ------------  -------------  ------------  ------------

Distributions to shareholders from:
   Net investment income:
        Institutional Class              192,811        354,256     1,533,764     1,455,518
        Retail Class                         201            797         8,326         1,947
                                     ------------  -------------  ------------  ------------
                                         193,012        355,053     1,542,090     1,457,465
   Net realized gains
        Institutional Class            5,324,844      5,694,496              -             -
        Retail Class                      85,354              -              -             -
                                     ------------  -------------  ------------  ------------
                                       5,410,198      5,694,496              -             -
                                     ------------  -------------  ------------  ------------
          Total Distributions          5,603,210      6,049,549     1,542,090     1,457,465
                                     ------------  -------------  ------------  ------------

Capital share transactions (note 5):
   Proceeds from sales                11,447,294     12,330,363    10,167,190     6,597,334
   Payment for redemptions           (17,142,994)    (4,620,192)  (12,344,732)   (4,417,351)
   Reinvestment of net investment
     income and net realized gain
     distributions
     at net asset value                4,651,155      4,936,588     1,398,687     1,333,543
                                     ------------  -------------  ------------  ------------
        Total increase (decrease)
          from capital
          share transactions          (1,044,545)    12,646,759      (778,855)    3,513,526
                                     ------------  -------------  ------------  ------------
       Total increase (decrease)
        in netassets                   2,422,841     17,691,991    (1,018,340)    3,972,977

Net Assets:
   Beginning of period                63,881,090     46,189,099    30,506,846    26,533,869
                                     ------------  -------------  ------------  ------------
   End of period                     $66,303,931    $63,881,090   $29,488,506   $30,506,846
                                     ============  =============  ============  ============


   See accompanying notes to financial statements.


                                     STRATUS FUND, INC.
                             Statement of Changes in Net Assets
                             Years Ended June 30, 1999 and 1998

                                                                         Intermediate
                                                Capital                     Government
                                              Appreciation                     Bond
                                               Portfolio                    Portfolio
                                     ---------------------------  --------------------------
                                     Year Ended    Year Ended      Year Ended    Year Ended
                                    June 30, 1999 June 30, 1998  June 30, 1999  June 30, 1998
                                     ------------- ------------ -------------- --------------
Operations:
    Net investment income (loss)         ($34,679)       $15,394      $170,460       $219,211
    Net realized gain (loss)
     on investments                      (860,212)       474,396           205          2,969
    Unrealized appreciation
     (depreciation)                       (85,765)       (34,705)      (19,797)        50,307
                                      ------------  -------------  ------------  -------------
         Net increase (decrease)
           in net assets
           resting from operations       (980,656)       455,085       150,868        272,487
                                      ------------  -------------  ------------  -------------

Distributions to shareholders from:
    Net investment income:
         Institutional Class                    -        15,226       169,995        217,970
         Retail Class                           -             -         1,170            511
                                      -------------  ---------- -  ------------  -------------
                                                -        15,226       171,165        218,481
    Net realized gains
         Institutional Class               23,255        461,511           -           -
         Retail Class                         860             -            -           -
                                      ------------  -------------  ------------  -------------
                                           24,115        461,511           -             -
                                      ------------  -------------  ------------  -------------
           Total Distributions             24,115        476,737       171,165        218,481
                                      ------------  -------------  ------------  -------------

Capital share transactions (note 5):
    Proceeds from sales                 2,166,995      3,781,440        34,934        240,311
    Payment for redemptions            (4,351,054)    (1,569,897)   (1,141,219)    (1,059,642)
    Reinvestment of net investment
      income and net realized gain
      distributions
      at net asset value                   23,641        472,356       160,118        197,547
                                      ------------  -------------  ------------  -------------
         Total increase (decrease)
           from capital
           share transactions          (2,160,418)     2,683,899      (946,167)      (621,784)
                                      ------------  -------------  ------------  -------------
        Total increase (decrease)
         in net assets                 (3,165,189)     2,662,247      (966,464)      (567,778)

Net Assets:
    Beginning of period                 9,394,787      6,732,540     4,037,940      4,605,718
                                      ------------  -------------  ------------  -------------
    End of period                      $6,229,598     $9,394,787    $3,071,476     $4,037,940
                                      ============  =============  ============  =============


    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statement of Changes in Net Assets
                       Years Ended June 30, 1999 and 1998



                                                     International
                                                       Portfolio
                                            ----------------------------
                                                     Year Ended
                                             June 30, 1999  June 30, 1998
                                            ----------------------------

Operations:
    Net investment income                         $51,642       $23,436
    Net realized gain on investments              689,531           476
    Unrealized appreciation (depreciation)       (682,947)      639,696
                                            --------------  ------------
         Net increase in net assets
           resting from operations                 58,226       663,608
                                            --------------  ------------

Distributions to shareholders from:
    Net investment income:
         Institutional Class                       51,751        22,988
         Retail Class                                 237           149
                                            --------------  ------------
                                                   51,988        23,137
    Net realized gains
         Institutional Class                      204,146       131,684
         Retail Class                               3,025              -
                                            --------------  ------------
                                                  207,171       131,684
                                            --------------  ------------
           Total Distributions                    259,159       154,821
                                            --------------  ------------

Capital share transactions (note 5):
    Proceeds from sales                         2,843,478     2,588,389
    Payment for redemptions                    (3,136,480)   (2,081,544)
    Reinvestment of net investment
      income and net realized gain distributions
      at net asset value                          249,768       152,190
                                            --------------  ------------
         Total increase (decrease) from capital
           share transactions                     (43,234)      659,035
                                            --------------  ------------
        Total increase (decrease) in net assets  (244,167)    1,167,822

Net Assets:
    Beginning of period                        11,598,929    10,431,107
                                            --------------  ------------
    End of period                             $11,354,762   $11,598,929
                                            ==============  ============

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                    Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                                              Growth Portfolio- Institutional Class
                                    ----------------------------------------------------------
                                           1999          1998       1997        1996     1995
                                           ----          ----       ----        ----     ----
Net asset value:
    Beginning of period                  $18.53        $17.07     $13.67      $11.47    $9.84
                                         ------        ------     ------      ------    -----
    Income from investment operations:
         Net investment income             0.06          0.11       0.22        0.23     0.22
         Net realized and unrealized gain
           on investments                  2.53          3.45       3.99        2.36     1.72
                                          -----         -----      -----       -----     ----
    Total income from investment
               operations                  2.59          3.56       4.21        2.59     1.94
                                          -----         -----      -----       -----     ----

    Less distributions:
    Dividends from net investment income  (0.06)        (0.11)     (0.22)      (0.22)   (0.22)
    Distribution from capital gains       (1.55)        (1.99)     (0.59)      (0.17)   (0.09)
                                          ------        ------     ------      ------   ------
         Total distributions              (1.61)        (2.10)     (0.81)      (0.39)   (0.31)
                                          ------        ------     ------      ------   ------

         End of period                   $19.51        $18.53     $17.07 (a)  $13.67   $11.47
                                         ------        ------     ------      ------   ------

Total return:                            16.34%        22.29%      32.6% (a)   22.6%    20.3%
                                         ------        ------      -----       -----    -----

Ratios/Supplemental data:
    Net assets, end of period       $65,011,189    63,096,914 46,189,099  24,627,983 12,813,352
    Ratio of expenses to average
      net assets                          1.05%         0.76%      0.72%       0.71%    0.82%
    Ratio of net income to average
      net assets                          0.31%         0.18%      1.46%       1.78%    2.14%
    Portfolio turnover rate             194.23%       137.03%     88.53%      92.72%   19.89%

(a) Excludes maximum sales load of 4%

    See accompanying notes to financial statements.

                             STRATUS FUND, INC.
                            FINANCIAL HIGHLIGHTS
          Year Ended June 30, 1999 and the Period from January 7, 1998
                 (commencement of class shares) to June 30, 1998


                                            Growth Portfolio- Retail Class
                                             ----------------------------------

                                                1999          Period Ended
                                                             June 30, 1998
Net asset value:                             ----------      ---------------
    Beginning of period                        $18.52              $15.86
                                              -------              ------
    Income from investment operations:
         Net investment income                   0.00                0.04
         Net realized and unrealized gain
           on investments                       2.47                2.66
                                                -----               ----
    Total income from investment operations     2.47                2.70
                                                -----               ----

    Less distributions:
    Dividends from net investment income         0.00               (0.04)
    Distribution from capital gains             (1.48)              0.00
                                                ------              ----
         Total distributions                    (1.48)              (0.04)
                                                ------              ------

         End of period                         $19.51 (a)          $18.52 (a)
                                               ------              ------

Total return:                                  16.09% (a)          16.89% (a)(b)
                                               ------              ------

Ratios/Supplemental data:
    Net assets, end of period              $1,292,742            $784,176
    Ratio of expenses to average net assets     1.35%               1.50% (c )
    Ratio of net income to average net assets   0.01%               0.13% (c )
    Portfolio turnover rate                   194.23%             137.03%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995


                                       Government Securities Portfolio- Institutional Class
                                      --------------------------------------------------------

                                              1999        1998      1997        1996     1995
                                              ----        ----      ----        ----     ----
Net asset value:
   Beginning of period                       $9.88       $9.72     $9.64       $9.77    $9.40
                                             -----       -----     -----       -----    -----
   Income (loss) from investment operations:
        Net investment income                 0.51        0.51      0.51        0.49     0.45
        Net realized and unrealized
          gain (loss)
          on investments                     (0.09)      0.16       0.08       (0.13)    0.37
                                             ------      -----     -----       ------    ----
   Total income (loss) from investment
       operations                             0.42        0.67      0.59        0.36     0.82
                                             -----       -----     -----       -----    ----

   Less distributions from
        net investment income                (0.51)      (0.51)    (0.51)      (0.49)   (0.45)
                                             ------      ------    ------      ------   ------

        End of period                        $9.79       $9.88     $9.72 (a)   $9.64    $9.77
                                             -----       -----     -----       -----    -----

Total return:                                4.33%       7.04%      6.3% (a)    3.7%     9.0%
                                             -----       -----      ----        ----     ----

Ratios/Supplemental data:
   Net assets, end of period           $29,321,012  30,367,682  26,533,869  23,043,163 13,885,204
   Ratio of expenses to average net assets   0.80%       0.82%     0.71%       0.69%    0.80%
   Ratio of net income to average net assets 5.13%       5.17%     5.21%       5.04%    4.82%
   Portfolio turnover rate                  18.66%       2.07%    27.20%      40.61%   33.88%

(a)  Excludes maximum sales load of 3%


   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
            Year Ended June 30, 1999 and the Period from January 13,
              1998 (commencement of class shares) to June 30, 1998


                                             Government Securities- Retail Class
                                             ----------------------------------
                                                      1999      Period Ended
                                                                  June 1998
                                                   ---------   --------------
Net asset value:
    Beginning of period                              $9.89           $9.97
                                                    ------           -----
    Income from investment operations:
         Net investment income                        0.48            0.25
         Net realized and unrealized loss
           on investments                            (0.09)          (0.08)
                                                     ------          ------
    Total income from investment operations           0.39            0.17
                                                      -----           ----

    Less distributions:
    Dividends from net investment income             (0.49)          (0.25)
    Distribution from capital gains                   0.00            0.00
                                                     -----           -----
         Total distributions                         (0.49)          (0.25)
                                                     ------          ------

         End of period                               $9.79           $9.89
                                                     -----           -----

Total return:                                        3.96% (a)       1.58%(a)(b)
                                                     -----           -----

Ratios/Supplemental data:
    Net assets, end of period                     $167,494        $139,164
    Ratio of expenses to average net assets          1.10%           1.21% (c)
    Ratio of net income to average net assets        4.83%           5.49% (c)
    Portfolio turnover rate                         18.66%           2.07%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                                           Capital Appreciation Portfolio-Institutional Class
                                           --------------------------------------------------
                                                1999         1998      1997       1996     1995
                                                ----         ----      ----       ----     ----
Net asset value:
    Beginning of period                       $14.39       $14.25    $13.19     $11.23    $8.95
                                              ------       ------    ------     ------    -----
    Income (loss) from investment operations:
         Net investment income (loss)          (0.06)        0.03      0.18      (0.19)   (0.15)
         Net realized and unrealized gain (loss)
           on investments                      (1.21)        0.86      1.48       2.88     2.62
                                               ------       -----     -----      -----     ----
    Total income (loss) from investment
         operations                            (1.27)       0.89       1.66       2.69     2.47
                                               ------       -----     -----      -----     ----
    Less distributions from
         net investment income                  0.00        (0.03)    (0.12)      0.00     0.00
    Less distributions from capital gains      (0.04)       (0.72)    (0.48)     (0.73)   (0.19)
                                               ------       ------    ------     ------   ------
         Total Distributions                   (0.04)       (0.75)    (0.60)     (0.73)   (0.19)
                                               ------       ------    ------     ------   ------

         End of period                        $13.08       $14.39    $14.25 (a) $13.19   $11.23
                                              ------       ------    ------     ------   ------

Total return:                                 (8.79%)       7.47%     11.7% (a)  26.0%    28.6%
                                              -------       -----     -----      -----    -----

Ratios/Supplemental data:
    Net assets, end of period             $5,985,704   $9,174,664  6,732,540 2,474,470  748,588
    Ratio of expenses to average net assets    1.11%        0.76%     0.91%      2.84%    2.69%
    Ratio of net income (loss) to average net (0.49%)       0.18%     1.31%     (1.54%)  (1.59%)
    Portfolio turnover rate                  109.49%      277.31%   322.07%    179.06%  214.47%

(a) Excludes maximum sales load of 4% See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Year Ended June 30, 1999 and the Period from January 7,
              1998 (commencement of class shares) to June 30, 1998


                                            Capital Appreciation- Retail Class
                                            ------------------------------------
                                                 1999        Period Ended
                                                            June 30, 1998
                                                -------     ---------------
Net asset value:
    Beginning of period                          $14.39          $13.21
                                                -------          ------
    Income from investment operations:
         Net investment loss                      (0.10)          (0.03)
         Net realized and unrealized loss
           on investments                         (1.21)          1.21
    Total income (loss) from investment
       operations                                 (1.31)          1.18

    Less distributions:
    Dividends from net investment income          0.00            0.00
                                                  -----           ----
    Distribution from capital gains               (0.04)          0.00
                                                  ------          ----
         Total distributions                      (0.04)          0.00
                                                  ------          ----

         End of period                           $13.04 (a)      $14.39 (a)
                                                 ------          ------

Total return:                                    (9.07%)(a)       8.93% (a)(b)
                                                 -------          -----

Ratios/Supplemental data:
    Net assets, end of period                  $243,894        $220,123
    Ratio of expenses to average net assets       1.41%           1.25% (c )
    Ratio of net income (loss) to average
      net assets                                 (0.79%)         (0.18%)(c )
    Portfolio turnover rate                     109.49%         277.31%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              Years Ended June 30, 1999, 1998, 1997, 1996, and 1995

                                       Intermediate Government Bond Portfolio-Institutional Class
                                       ----------------------------------------------------------
                                              1999        1998      1997       1996     1995
                                              ----        ----      ----       ----     ----
Net asset value:
       Beginning of period                  $10.60      $10.48    $10.47     $10.56   $10.29
                                            ------      ------    ------     ------   ------
       Income (loss) from investment
       operations:
            Net investment income             0.51        0.52      0.54       0.52     0.50
            Net realized and unrealized
              gain (loss)
              on investments                 (0.10)       0.12      0.02      (0.09)    0.27
                                             ------      -----     -----      ------   ----
       Total income from investment
            operations                        0.41        0.64      0.56       0.43     0.77
                                              -----       -----     -----      -----    ----
       Less distributions:
            Dividends from net
            investment income                (0.51)      (0.52)    (0.55)     (0.52)   (0.50)
            Distributions from capital gains  0.00        0.00      0.00       0.00     0.00
                                             -----       -----     -----      -----    -----
              Total distributions            (0.51)      (0.52)    (0.55)     (0.52)   (0.50)

       End of period                        $10.50      $10.60    $10.48 (a) $10.47   $10.56
                                            ------      ------    ------     ------   ------

Total return:                                3.96%       6.27%      5.6% (a)   4.1%     7.9%
                                             -----       -----      ----       ----     ----

Ratios/Supplemental data:
       Net assets, end of period        $3,058,068   4,008,700  4,605,718  7,224,506 5,518,431
       Ratio of expenses to average
         net assets                          1.16%       1.17%     1.02%      1.03%    1.11%
       Ratio of net income to average
         net assets                          4.75%       4.93%     5.14%      4.95%    4.84%
       Portfolio turnover rate               0.00%       0.00%    26.88%      4.05%   27.67%

       (a)  Excludes maximum sales load of 3%

       See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
          Year Ended June 30, 1999 and the Period from January 27, 1998
                 (commencement of class shares) to June 30, 1998

                                          Intermediate Government Bond Portfolio
                                                        Retail Class
                                          --------------------------------------
                                                   1999        Period Ended
                                                               June 30, 1998
                                                  --------    ----------------
Net asset value:
    Beginning of period                            $10.59            $10.63
                                                  -------            ------
    Income from investment operations:
         Net investment income                       0.47              0.29
         Net realized and unrealized loss
           on investments                           (0.09)            (0.04)
                                                    ------            ------
    Total income from investment operations         0.38               0.25
                                                    -----              ----

    Less distributions:
    Dividends from net investment income            (0.47)             0.29
    Distribution from capital gains                  0.00              0.00
                                                    -----              ----
         Total distributions                        (0.47)             0.29
                                                    ------             ----

         End of period                             $10.50 (a)        $10.59 (a)
                                                   ------            ------

Total return:                                       3.73% (a)        1.69%(a)(b)
                                                    -----            -----

Ratios/Supplemental data:
    Net assets, end of period                     $13,408           $29,240
    Ratio of expenses to average net assets         1.46%             1.63% (c )
    Ratio of net income to average net assets       4.45%             5.18% (c )
    Portfolio turnover rate                         0.00%             0.00%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Years ended June 30, 1999 and 1998 and the Period from
         October 1, 1996 (commencement of class shares) to June 30, 1997

                                    International Portfolio- Institutional Class
                                    --------------------------------------------
                                           1999           1998   Period Ended
                                                                  June 30, 1997
                                           ----           ----   ---------------
Net asset value:
    Beginning of period                   $11.75         $11.22      $10.00
                                          ------         ------      ------
    Income from investment operations:
         Net investment income              0.05           0.02        0.15
         Net realized and unrealized gain
           on investments                   0.09           0.64        1.22
                                           -----          -----       ----
    Total income from investment
         operations                         0.14           0.66        1.37
                                           -----          -----       ----

    Less distributions:
         Dividends from net investment
          income                           (0.05)         (0.02)      (0.15)
         Distributions from capital gains  (0.22)         (0.11)       0.00
                                           ------         ------       ----
      Total Distributions                  (0.27)         (0.13)      (0.15)
                                           ------         ------     ------

    End of period                         $11.62         $11.75      $11.22 (a)
                                          ------         ------      ------

Total return:                               1.4%          6.27%     18.20%(a)(b)
                                            ----          -----     ------

Ratios/Supplemental data:
    Net assets, end of period        $11,182,332    $11,473,772     10,431,107
    Ratio of expenses to average net
     assets                                1.53%          1.65%         1.48%(b)
    Ratio of net income to average net
    assets                                 0.49%          0.21%         1.89%(b)
    Portfolio turnover rate               40.00%         52.92%        33.77%


(a)  Excludes maximum sales load of 4%
(b) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
          Year ended June 30, 1999 and the Period from January 7, 1998
                 (commencement of class shares) to June 30, 1998


                                         International Portfolio - Retail Class
                                         ---------------------------------------
                                                    1999       Period Ended
                                                               June 30, 1998
                                                   ------     ---------------
Net asset value:
    Beginning of period                            $11.75            $10.33
                                                  -------            ------
    Income from investment operations:
         Net investment income                       0.02              0.03
         Net realized and unrealized gain (loss)
           on investments                            0.09              1.42
                                                    -----              ----
    Total income from investment operations          0.11              1.45
                                                    -----              ----

    Less distributions:
    Dividends from net investment income            (0.02)            (0.03)
    Distribution from capital gains                 (0.22)            0.00
                                                    ------            ----
         Total distributions                        (0.24)            (0.03)
                                                    ------            ------

         End of period                             $11.62 (a)        $11.75 (a)
                                                   ------            ------

Total return:                                       1.07% (a)       13.88%(a)(b)
                                                    -----           ------

Ratios/Supplemental data:
    Net assets, end of period                    $172,430          $125,157
    Ratio of expenses to average net assets         1.83%             1.94% (c )
    Ratio of net income to average net assets       0.19%             0.27% (c )
    Portfolio turnover rate                        40.00%            52.92%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          Notes to Financial Statements
                                  June 30, 1999

1.   Organization
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At June 30, 1999, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                        Capital Appreciation Portfolio
        Government                              Intermediate Government
         Securities Portfolio                    Bond Portfolio
                                                International Portfolio

        Each portfolio has two classes of shares authorized and outstanding: retail and institutional

2.   Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     Use of Estimates: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.      Summary of Significant Accounting Policies (Continued)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The  Growth,  Capital  Appreciation,   and  International   Portfolios  are
     authorized to purchase exchange-traded put and call options.

     At June 30,  1999,  the  Growth,  Capital  Appreciation  and  International
     Portfolios had no such exchange traded options nor were any purchased during the year then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     At June 30, 1999, the cost of investment securities is identical for financial reporting and income tax purposes.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     Federal Income Taxes
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.      Summary of Significant Accounting Policies (Continued)
     charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities, Intermediate Government Bond, and Capital Appreciation
     Portfolios have unused capital loss carry forwards of approximately $378,000, $124,000, and $455,000 respectively, available for federal income tax purposes at June 30, 1999. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively.

     Distribution to Shareholders

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth, Capital Appreciation, and International Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     Cash Equivalents
     Cash equivalents consist of money market funds which declare dividends daily. As of June 30, 1999, the average yield on such funds was approximately 4.50%.

3.   Fees, Expenses and Related Party Transactions
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee of 1.40% per annum of daily average net assets. The fee may be increased or decreased by up to 1.00% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the Russell 2000 Index. For the twelve months ended June 30, 1999, the annualized fee was 0.56%.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Fees, Expenses and Related Party Transactions (Continued)
     The remaining Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               Portfolio                           Annual Fee Rate
               -----------                         ----------------
               Growth                                  .75%
               Government Securities                   .50%
               Intermediate Government Bond            .65%
               International                          1.15%

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.
             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. As of July 1, 1999 the Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

     The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth, Capital Appreciation, and International portfolios include a maximum sales charge of 4.5%. Retail shares for the Government Securities and Intermediate Government Bond portfolios include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .30% per annum of the fund's average daily net assets. The Distributor received $14,590 and paid out $11,992 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   Fees, Expenses and Related Party Transactions (Continued)
     Under the terms of the advisory, custodian, administrative and distribution agreements outlined above, the Portfolios collectively incurred $803,105; $15,693; $284,165 and $4,864 for such services. Of the amount paid to the Distributor, 100% was paid out to Union Bank & Trust Company under a Dealer Service Agreement.

     At  June  30,  1999,  the  following   accrued   investment   advisory  and
     administrative fees were payable to the Adviser and Administrator.

                                   Payable to   Payable to    Payable to
                                     Adviser   Administrator  Distributor  Total
                                   ---------   ------------   -----------  -----
     Growth Portfolio               $41,003      $5,472        $310      $46,785
     Government Securities Portfolio 12,162       2,418          41       14,621
     Capital Appreciation Portfolio   6,856         490          57        7,403
     Intermediate Government
        Bond Portfolio                1,644         266           3        1,913
     International Portfolio         11,007         952          41       12,000

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At June 30, 1999, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $26,842 for their brokerage services during the twelve months ended June 30, 1999.

     At June 30, 1999, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                         Shares          Value
                                                        ---------       --------
        Growth Portfolio Institutional Class              307,874     $6,006,622
        Government Securities Portfolio
          Institutional Class                             335,092     3,280,552
        Capital Appreciation Portfolio
          Institutional Class                              63,476        830,271
        Intermediate Gov't Bond Portfolio
          Institutional Class                                -              -
        International Portfolio Institutional Class        83,018        964,666

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.      Fees, Expenses and Related Party Transactions (Continued)

     At June 30,  1999,  UBATCO held,  in nominee  name,  the  following in each
Portfolio:
                                                         Shares          Value
                                                        --------        -------
        Growth Portfolio Institutional Class            3,223,122    $64,834,110
        Growth Portfolio Retail Class                      59,973      1,170,081
        Government Securities Portfolio
          Institutional Class                           2,995,214     29,321,012
        Government Securities Portfolio Retail Class       17,110        167,494
        Capital Appreciation Portfolio
          Institutional Class                             456,959      5,977,024
        Capital Appreciation Portfolio Retail Class        18,188        237,179
        Intermediate Gov't Bond Portfolio
          Institutional Class                             286,728      3,010,644
        Intermediate Gov't Bond Portfolio Retail Class      1,277         13,408
        International Portfolio Institutional Class       962,259     11,181,450
        International Portfolio Retail Class               14,808        172,069

4.   Securities Transactions
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                               Purchases of     Proceeds
                                                 Securities     from Sales
                                               -------------   ------------
     Growth Portfolio                         $112,467,589    $118,698,905
     Government Securities Portfolio             5,504,240       4,304,773
     Capital Appreciation Portfolio              7,278,521       9,198,136
     Intermediate Government Bond Portfolio          -           1,050,328
     International Portfolio                     4,525,897       4,191,336

     At June 30, 1999, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                        Aggregate Gross
                                                          Unrealized
                                               Appreciation        Depreciation
                                              --------------       -------------
      Growth Portfolio                         $16,005,419            $732,065
      Government Securities Portfolio              237,086              41,954
      Capital Appreciation Portfolio             1,007,041             378,615
      Intermediate Government Bond Portfolio        34,475                 -
      International Portfolio                    1,962,208           1,102,889

                             STRATUS FUND, INC.
                          Notes to Financial Statements

5.   Capital Share Transactions
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the twelve months ended June 30, 1999 were as follows:
                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:           ---------------------  -------------
           Shares sold                         604,780.391         28,498.234
           Shares redeemed                    (964,596.917)       (10,137.807)
           Reinvested dividends                285,304.330          5,379.448
                                               -----------        -----------
           Net increase/(decrease)             (74,512.196)        23,739.875
                                            ==============         ==========
         Transactions in dollars:
            Dollars sold                       $10,936,522           $510,772
            Dollars redeemed                   (16,962,447)          (180,547)
                Reinvested dividends             4,565,600             85,555
                Net increase/(decrease)         (1,460,325)           415,780
                                              ============            =======

                                                Government         Government
                                           Securities Portfolio Securities Port.
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                       1,017,926.590          4,508.363
           Shares redeemed                  (1,235,858.445)        (2,286.824)
           Reinvested dividends                140,060.686            811.520
                                            --------------      -------------
           Net increase/(decrease)             (77,871.169          3,033.059
                                            ==============      =============
         Transactions in dollars:
            Dollars sold                       $10,122,315            $44,875
            Dollars redeemed                   (12,322,021)           (22,711)
                Reinvested dividends             1,390,629              8,058
            Net increase/(decrease)               (809,076)            30,222
                                              ============            =======

                               STRATUS FUND, INC.
                          Notes to Financial Statements

5.     Capital Share Transactions (Continued)

                                       Capital Appreciation Capital Appreciation
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           ------------------      -------------
         Transactions in shares:
           Shares sold                         163,963.107         10,919.333
           Shares redeemed                    (335,674.249)        (7,581.852)
           Reinvested dividends                   1881.201             71.132
                                            ---------------      ------------
           Net increase/(decrease)            (169,829.941)         3,408.613
                                              =============     =============
         Transactions in dollars:
            Dollars  sold                       $2,032,580           $134,415
            Dollars redeemed                    (4,258,566)           (92,488)
                Reinvested dividends                22,781                860
                                               -----------           ---------
              Net increase/(decrease)          (2,203,205)             42,787
                                                ==========          =========

                                           Intermediate Gov't Intermediate Gov't
                                              Bond Portfolio     Bond Portfolio
                                           Institutional Shares   Retail Shares
                                           ------------------      -------------
         Transactions in shares:
           Shares sold                           3,290.152               .000
           Shares redeemed                    (105,297.562)        (1,593.098)
           Reinvested dividends                 14,942.669            109.942
                                             -------------         ----------
           Net increase/(decrease)             (87,064.741)        (1,483.156)
                                              ===============     ===========
         Transactions in dollars:
            Dollars  sold                          $34,934                 $0
            Dollars redeemed                    (1,124,406)           (16,813)
                Reinvested dividends               158,948              1,170
                                              ------------              -----
              Net increase/(decrease)             (930,524)           (15,643)

                                               International      International
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           ------------------      -------------

         Transactions in shares:
           Shares sold                         243,612.224          7,918.977
           Shares redeemed                    (279,958.877)        (4,032.711)
           Reinvested dividends                 22,696.235            302.734
                                             -------------       ------------
           Net increase/(decrease)             (13,650.418)         4,189.000
                                             ==============       ===========
         Transactions in dollars:
            Dollars sold                        $2,758,103            $85,375
            Dollars redeemed                    (3,092,484)           (43,996)
                Reinvested dividends               246,505              3,263
                                              ------------            --------
              Net increase/(decrease)              (87,876)           (44,642)
                                              ============            ========